Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

21       Cash and cash equivalents

	At December 31,
	2024	2023
Cash to be deposited	540	657
Cash at banks	189,684	192,381
Time deposits	21,615	16,729
Other cash equivalents (1)	228,008	160,081
	439,847	369,848

(1) Mainly includes bank deposit certificates with immediate liquidity, treasury bills and highly liquid investments in mutual funds.

The Group considers that its cash and cash equivalents have low credit risk based, mainly, on the external credit ratings of the counterparties.

As of December 31, 2024, cash and cash equivalents includes restricted cash on deposit as collateral for a total amount of USD 4,621 (USD 5,864 as of December 31, 2023).